Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2017 and 2018:

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Monetary wealth management products	—	300,000,000	—	300,000,000
Liabilities:
Guarantee liabilities	—	—	46,981,325	46,981,325

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Guarantee liabilities	—	—	302,604,578	302,604,578

	As of December 31, 2018
	Active market (Level 1)	Observable input (Level 2)	Non- observable input (Level 3)	Total
	US$	US$	US$	US$
Liabilities:
Guarantee liabilities	—	—	44,012,010	44,012,010

Summary of Significant Unobservable Inputs

Significant Unobservable Inputs

		Range of Inputs Weighted - Average As of December 31,
Financial Liabilities	Unobservable Input	2017	2018
Guarantee liabilities	Discount rates	5.87%	4.89%
	Expected delinquency rates	0.70%-6.24%	0.32%-10.47%